Shareholder Report, Holdings (Details) - C000032337	Oct. 31, 2025
Microsoft8907451
Holdings [Line Items]
Percent of Total Investments	7.50%
Apple8907408
Holdings [Line Items]
Percent of Total Investments	6.90%
RTX8907466
Holdings [Line Items]
Percent of Total Investments	5.50%
JPMorgan Chase8907434
Holdings [Line Items]
Percent of Total Investments	5.00%
Alphabet8907401
Holdings [Line Items]
Percent of Total Investments	4.70%
Oracle8907460
Holdings [Line Items]
Percent of Total Investments	4.70%
Costco Wholesale8907419
Holdings [Line Items]
Percent of Total Investments	4.40%
Mastercard8907440
Holdings [Line Items]
Percent of Total Investments	4.10%
BlackRock Funding8907411
Holdings [Line Items]
Percent of Total Investments	4.10%
TJX8907484
Holdings [Line Items]
Percent of Total Investments	4.00%
Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.50%